Franchise arrangements - Schedule of Revenues from Franchised Restaurants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 1,984,219	$ 2,959,077	$ 3,081,571
Revenues from franchised restaurants
Disaggregation of Revenue [Line Items]
Revenues	89,601	146,790	148,962
Rent
Disaggregation of Revenue [Line Items]
Revenues	89,123	145,860	148,094
Sublease Income	74,723	114,459
Initial fees
Disaggregation of Revenue [Line Items]
Revenues	203	287	195
Initial fees paid to McDonald's Corporation	493	1,456	1,323
Royalty fees
Disaggregation of Revenue [Line Items]
Revenues	275	643	673
Royalty fees paid to McDonald's Corporation	$ 36,554	$ 57,709	$ 57,733